Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Tsakos Shipping and Trading S.A. (commissions)	1,549	1,621	3,092	3,350
Tsakos Energy Management Limited (management fees)	5,055	4,826	10,119	9,462
Tsakos Columbia Shipmanagement S.A. (special charges)	571	538	1,010	999
Argosy Insurance Company Limited (insurance premiums)	2,350	2,591	4,934	4,969
AirMania Travel S.A. (travel services)	1,235	1,487	2,815	2,710

Total expenses with related parties	10,760	11,063	21,970	21,490

Balances due from and due to related parties are as follows:

	June 30, 2018	December 31, 2017
Due from related parties
Tsakos Columbia Shipmanagement S.A.	16,534	14,210

Total due from related parties	16,534	14,210

Due to related parties
Tsakos Energy Management Limited	594	728
Tsakos Shipping and Trading S.A.	357	313
Argosy Insurance Company Limited	8,655	5,947
AirMania Travel S.A.	441	454

Total due to related parties	10,047	7,442

At June 30, 2018, an amount of $161 ($125 at December 31, 2017) due to Tsakos Shipping and Trading S.A. and an amount of $72 ($68 at December 31, 2017) due to Argosy Insurance Limited, is included in accrued liabilities which relates to services rendered by these related parties not yet invoiced.

Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree. Fees are also payable to a third-party manager for the LNG carriers Maria Energy, Neo Energy, the VLCCs Ulysses, Hercules I, the aframax tankers Sapporo Princess and Maria Princess and the suezmax tanker Eurochampion 2004.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. No such award was granted in the first six months of 2018.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even a director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors. Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2018, are:

Period/Year	Amount
July to December 2018	10,295
2019	20,589
2020	20,760
2021	20,760
2022	20,760
2023 to 2028	111,506

204,670

Management fees for vessels are included in General and Administrative expenses in the accompanying Consolidated Statements of Comprehensive (Loss) Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4. There were no such fees during the six months ended June 30, 2018, while fees amounting to $500 were charged during the six months ended June 30, 2017 and accounted for as part of construction costs for delivered vessels or included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines, which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commissions. In the first half of 2018 and 2017, there were no such charges. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first half of 2017, $2,750 has been charged for thirteen vessels delivered between May 2016 and May 2017. In the first half of 2018, no such fee was charged.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders and directors of the Holding Company.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.